Note 7 - Revenue - Revenue from Gold (Details) $ in Thousands		3 Months Ended																							12 Months Ended
		Sep. 30, 2024 USD ($)	Jun. 30, 2024 USD ($)	Mar. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Sep. 30, 2023 USD ($)	Jun. 30, 2023 USD ($)	Mar. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Sep. 30, 2022 USD ($)	Jun. 30, 2022 USD ($)	Mar. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Sep. 30, 2021 USD ($)	Jun. 30, 2021 USD ($)	Mar. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Sep. 30, 2020 USD ($)	Jun. 30, 2020 USD ($)	Mar. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Sep. 30, 2019 USD ($)	Jun. 30, 2019 USD ($)	Mar. 31, 2019 USD ($)	Dec. 31, 2024 USD ($) oz	Dec. 31, 2023 USD ($) oz		Dec. 31, 2022 USD ($) oz		Dec. 31, 2021 USD ($)	[1]	Dec. 31, 2020 USD ($)	[1]	Dec. 31, 2019 USD ($)	[1]
Statement Line Items [Line Items]
Revenue		$ 46,868	$ 50,107	$ 38,528	$ 38,661	$ 41,187	$ 37,031	$ 29,435	$ 34,178	$ 35,840	$ 36,992	$ 35,072	$ 32,136	$ 33,496	$ 29,977	$ 25,720	$ 28,128	$ 25,359	$ 22,913	$ 23,602	$ 23,433	$ 19,953	$ 16,520	$ 15,920	$ 183,018	$ 146,314	[1]	$ 142,082	[1]	$ 121,329		$ 100,002		$ 75,826
Revenue - silver sales																									132	118		116
Revenue - gold sales																									$ 182,886	$ 146,196		$ 141,966
Total ounces gold sold (Ounce) | oz																									77,917	76,532		80,094
Net work in progress (oz) (Ounce) | oz																									385	1,934		681
Gold produced (oz) (Ounce) | oz																									78,302	78,466		80,775
Realised gold price ($/oz)																									$ 2,347	$ 1,910		$ 1,772
Blanket Mine [member]
Statement Line Items [Line Items]
Revenue																									179,368	140,615		142,082
Revenue - silver sales																									132	114		116
Revenue - gold sales																									$ 179,236	$ 140,501		$ 141,966
Total ounces gold sold (Ounce) | oz																									76,271	73,482		80,094
Net work in progress (oz) (Ounce) | oz																									385	1,934		681
Gold produced (oz) (Ounce) | oz																									76,656	75,416		80,775
Realised gold price ($/oz)																									$ 2,350	$ 1,912		$ 1,772
Bilboes Gold [member]
Statement Line Items [Line Items]
Revenue	[2]																								3,650	5,699
Revenue - silver sales	[2]																								0	4
Revenue - gold sales	[2]																								$ 3,650	$ 5,695
Total ounces gold sold (Ounce) | oz	[2]																								1,646	3,050
Net work in progress (oz) (Ounce) | oz	[2]																								0	0
Gold produced (oz) (Ounce) | oz	[2]																								1,646	3,050
Realised gold price ($/oz)	[2]																								$ 2,218	$ 1,867

[1]	Refer to note 41.
[2]	Bilboes Holdings was acquired on January 6, 2023. No production for 2022.